Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives, Property and Equipment, Net (Details)	Dec. 31, 2025
Electronic Equipment [Member]
Schedule of Estimated Useful Lives, Property and Equipment, Net [Line Items]
Estimated useful lives	3 years